MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)				12 Months Ended
	Jul. 06, 2022	Oct. 15, 2020	Dec. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ImpairmentLoss			$ 799,999		$ 40,002
Eagle Plains [Member]
IfrsStatementLineItems [Line Items]
Stock issued				20,000
ImpairmentLoss					15,000
Eagle Plains [Member] | Third anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued				10,000
Value of common stock issued				$ 300,000
Eagle Plains [Member] | Fifth anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued				10,000
Value of common stock issued				$ 1,250,000
Eagle Plains [Member] | Fourth anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued				10,000
Value of common stock issued				$ 750,000
Extra High Claims [Member]
IfrsStatementLineItems [Line Items]
Percentage of holding				33.00%
Colt Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of holding				67.00%
Acacia Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of holding				60.00%
Property related expenditure		$ 100,000
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	50,000
ImpairmentLoss					$ 25,001
Cash payment	$ 15,000			$ 100,000
Expired Date	Dec. 10, 2022			Jun. 30, 2023
Other costs				$ 38,001
Payment for commercial production				$ 500,000